Share-Based Compensation - Summary of Non Vested Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2021 ¥ / shares shares
Number of non-vested restricted shares
Beginning Balance | shares	103,373
Granted | shares	120,050
Vested | shares	(57,064)
Forfeited | shares	(15,525)
Ending Balance | shares	150,834
Weighted-average grant-date fair value
Beginning Balance | ¥ / shares	¥ 357.43
Granted | ¥ / shares	399.33
Vested | ¥ / shares	471.41
Forfeited | ¥ / shares	530.50
Ending Balance | ¥ / shares	¥ 324.12